Income tax - Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Loss before tax	$ (77,487)	$ (61,270)	$ (78,495)
Tax at Swiss statutory rate	10,475	8,222	10,453
Effect of tax rates in foreign jurisdictions	(1,197)	(893)	(833)
Unrecognized deferred tax assets	(8,542)	(6,025)	(8,879)
Income not subject to tax	260	249	303
Expense not deductible for tax purposes	(1,857)	(2,263)	(2,085)
Uncertain tax positions	(84)	(155)	(40)
Other	(567)	(358)	595
Total income tax (expense) benefit	$ (1,512)	$ (1,223)	$ (486)